14. Shareholders’ Equity (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Shareholders Equity Details Narrative
Shareholders' equity	$ 97,747	$ 103,027
Common stock	$ 48,133	$ 48,298